UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-05446

Intermediate Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: August 31

Date of reporting period: May 31, 2013

Courtney R. Taylor

Intermediate Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

Intermediate Bond Fund of America® Investment portfolio May 31, 2013 unaudited

Bonds, notes & other debt instruments 92.48%
U.S. Treasury bonds & notes 33.66%	Principal amount	Value
U.S. Treasury 31.06%	(000)	(000)

U.S. Treasury 4.25% 2013	$121,680	$ 122,714
U.S. Treasury 1.875% 2014	35,000	35,453
U.S. Treasury 2.25% 2014	51,000	52,054
U.S. Treasury 2.625% 2014	188,250	193,589
U.S. Treasury 0.25% 2015	380,100	379,747
U.S. Treasury 1.25% 2015	25,000	25,517
U.S. Treasury 1.75% 2015	100,000	103,059
U.S. Treasury 2.25% 2015	58,000	59,919
U.S. Treasury 4.125% 2015	50,000	53,710
U.S. Treasury 4.25% 2015	50,000	54,285
U.S. Treasury 1.00% 2016	25,000	25,317
U.S. Treasury 1.50% 2016	12,600	12,968
U.S. Treasury 1.75% 2016	26,000	26,950
U.S. Treasury 2.00% 2016	70,000	73,030
U.S. Treasury 2.375% 2016	50,000	52,682
U.S. Treasury 2.625% 2016	20,000	21,184
U.S. Treasury 3.00% 2016	20,000	21,573
U.S. Treasury 4.50% 2016	47,500	52,671
U.S. Treasury 5.125% 2016	96,500	109,548
U.S. Treasury 7.50% 2016	40,000	49,375
U.S. Treasury 0.75% 2017	29,000	28,910
U.S. Treasury 0.875% 2017	422,375	423,959
U.S. Treasury 1.00% 2017	197,250	199,045
U.S. Treasury 2.50% 2017	153,750	164,248
U.S. Treasury 4.25% 2017	50,000	57,308
U.S. Treasury 4.50% 2017	20,000	22,901
U.S. Treasury 4.625% 2017	115,000	131,406
U.S. Treasury 8.75% 2017	25,000	32,803
U.S. Treasury 0.75% 2018	12,500	12,342
U.S. Treasury 0.75% 2018	10,500	10,381
U.S. Treasury 3.50% 2018	60,000	67,079
U.S. Treasury 4.00% 2018	10,000	11,500
U.S. Treasury 1.00% 2019	25,000	24,436
U.S. Treasury 2.625% 2020	30,000	32,107
U.S. Treasury 3.50% 2020	35,000	39,669
U.S. Treasury 8.75% 2020	15,000	22,263
U.S. Treasury 2.125% 2021	23,500	24,072
U.S. Treasury 8.00% 2021	20,000	29,801
U.S. Treasury 1.625% 2022	39,600	38,100
U.S. Treasury 1.75% 2022	70,600	69,334
U.S. Treasury 6.25% 2023	25,000	34,596
U.S. Treasury 7.125% 2023	15,000	21,820
U.S. Treasury 7.625% 2025	20,000	30,991
		3,054,416
Bonds, notes & other debt instruments
U.S. Treasury bonds & notes (continued)	Principal amount	Value
U.S. Treasury inflation-protected securities[1] 2.60%	(000)	(000)

U.S. Treasury Inflation-Protected Security 1.875% 2013	$63,364	$ 63,505
U.S. Treasury Inflation-Protected Security 2.00% 2014	44,907	45,559
U.S. Treasury Inflation-Protected Security 1.625% 2015	1,188	1,240
U.S. Treasury Inflation-Protected Security 0.125% 2017	59,948	62,546
U.S. Treasury Inflation-Protected Security 0.125% 2018	36,248	38,065
U.S. Treasury Inflation-Protected Security 0.125% 2023	36,301	37,092
U.S. Treasury Inflation-Protected Security 2.00% 2026	5,863	7,195
		255,202

Total U.S. Treasury bonds & notes		3,309,618
Corporate bonds & notes 29.13%
Financials 7.97%

Morgan Stanley, Series F, 2.875% 2014	7,250	7,345
Morgan Stanley, Series F, 6.00% 2015	3,635	3,946
Morgan Stanley 1.75% 2016	10,000	10,025
Morgan Stanley 3.80% 2016	8,325	8,792
Morgan Stanley 2.125% 2018	19,000	18,792
JPMorgan Chase & Co. 3.40% 2015	6,000	6,299
JPMorgan Chase & Co. 1.125% 2016	15,000	14,996
JPMorgan Chase & Co. 1.625% 2018	11,000	10,815
JPMorgan Chase & Co. 1.80% 2018	7,500	7,476
JPMorgan Chase & Co. 4.625% 2021	3,500	3,863
JPMorgan Chase & Co. 3.20% 2023	2,500	2,450
Goldman Sachs Group, Inc. 3.625% 2016	15,625	16,540
Goldman Sachs Group, Inc. 2.375% 2018	7,500	7,553
Goldman Sachs Group, Inc. 5.25% 2021	3,560	3,978
Goldman Sachs Group, Inc. 5.75% 2022	5,000	5,741
Goldman Sachs Group, Inc. 3.625% 2023	11,100	10,983
Bank of America Corp. 4.50% 2015	5,000	5,293
Bank of America Corp., Series L, 3.625% 2016	6,985	7,387
Bank of America Corp. 3.75% 2016	11,135	11,831
Bank of America Corp. 5.75% 2017	5,070	5,816
Bank of America Corp. 5.625% 2020	12,000	13,897
Citigroup Inc. 4.587% 2015	16,640	18,053
Citigroup Inc. 6.01% 2015	4,750	5,116
Citigroup Inc. 3.953% 2016	5,535	5,945
Citigroup Inc. 1.75% 2018	7,500	7,408
Citigroup Inc. 8.50% 2019	4,219	5,539
American Express Centurion Bank 0.875% 2015	12,000	12,034
American Express Co. 6.15% 2017	2,900	3,435
American Express Co. 0.863% 2018[2]	25,000	25,084
Prologis, Inc. 7.625% 2014	10,750	11,649
Prologis, Inc. 5.625% 2016	6,260	7,073
Prologis, Inc. 6.625% 2018	8,000	9,567
Prologis, Inc. 6.875% 2020	5,000	6,060
Simon Property Group, LP 6.75% 2014	5,655	5,893
Simon Property Group, LP 4.20% 2015	9,430	9,895
Simon Property Group, LP 6.10% 2016	7,000	7,932
Simon Property Group, LP 5.875% 2017	2,500	2,876
Simon Property Group, LP 1.50% 2018[3]	6,480	6,407
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[3]	5,000	5,297
Westfield Group 7.50% 2014[3]	750	798
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Financials (continued)	(000)	(000)

Westfield Group 5.75% 2015[3]	$10,000	$11,034
Westfield Group 5.70% 2016[3]	1,250	1,418
Westfield Group 7.125% 2018[3]	1,000	1,226
Westfield Group 4.625% 2021[3]	4,770	5,255
Westfield Group 3.375% 2022[3]	7,100	7,161
Nordea Bank, Series 2, 3.70% 2014[3]	18,000	18,761
Nordea Bank AB 3.125% 2017[3]	5,000	5,286
Nordea Bank AB 1.625% 2018[3]	7,500	7,444
Kimco Realty Corp., Series C, 4.82% 2014	795	827
Kimco Realty Corp., Series C, 4.904% 2015	8,915	9,483
Kimco Realty Corp., Series C, 5.783% 2016	9,500	10,638
Kimco Realty Corp. 5.70% 2017	5,500	6,296
Kimco Realty Corp. 6.875% 2019	2,000	2,499
Berkshire Hathaway Inc. 2.20% 2016	8,500	8,862
Berkshire Hathaway Finance Corp. 1.30% 2018	4,370	4,330
Berkshire Hathaway Inc. 1.55% 2018	15,000	15,052
Toyota Motor Credit Corp. 1.375% 2013	7,000	7,014
Toyota Motor Credit Corp. 0.875% 2015	7,500	7,537
Toyota Motor Credit Corp. 1.75% 2017	5,000	5,071
UBS AG 2.25% 2014	7,000	7,069
UBS AG 4.875% 2020	11,000	12,513
Royal Bank of Scotland PLC 3.40% 2013	5,575	5,610
Royal Bank of Scotland PLC 3.95% 2015	7,000	7,430
Royal Bank of Scotland Group PLC 4.375% 2016	5,000	5,421
Monumental Global Funding III 0.477% 2014[2,3]	9,140	9,145
Monumental Global Funding III 5.25% 2014[3]	8,500	8,728
Australia & New Zealand Banking Group Ltd. 2.125% 2014[3]	10,000	10,107
ANZ National (International) Ltd. 3.125% 2015[3]	7,000	7,325
HSBC Finance Corp. 0.527% 2014[2]	2,250	2,249
HSBC Finance Corp. 0.717% 2016[2]	4,400	4,362
HSBC Holdings PLC 4.875% 2020	6,000	6,694
HSBC Holdings PLC 4.00% 2022	2,950	3,138
BNP Paribas 3.60% 2016	7,000	7,406
BNP Paribas 5.00% 2021	8,000	8,860
Westpac Banking Corp. 1.85% 2013	8,000	8,066
Westpac Banking Corp. 3.00% 2015	6,300	6,655
Standard Chartered PLC 3.20% 2016[3]	8,000	8,422
Standard Chartered Bank 3.95% 2023[3]	5,000	4,860
Barclays Bank PLC 5.20% 2014	4,500	4,721
Barclays Bank PLC 6.05% 2017[3]	4,140	4,659
Barclays Bank PLC 5.125% 2020	3,000	3,433
Northern Trust Corp. 5.50% 2013	6,500	6,565
Northern Trust Corp. 4.625% 2014	2,825	2,935
Northern Trust Corp. 5.85% 2017[3]	2,750	3,223
Svenska Handelsbanken AB 1.625% 2018	12,500	12,540
MetLife Global Funding I 2.50% 2015[3]	12,000	12,456
US Bank NA 4.95% 2014	2,550	2,709
US Bancorp., Series T, 1.65% 2017	8,500	8,620
ACE INA Holdings Inc. 2.60% 2015	10,090	10,548
TIAA Global Markets 4.95% 2013[3]	10,000	10,054
BB&T Corp., Series C, 1.60% 2017	8,250	8,275
Rabobank Nederland 1.70% 2018	8,000	7,907
Boston Properties, Inc. 3.70% 2018	7,000	7,623
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Financials (continued)	(000)	(000)

Wells Fargo & Co. 3.676% 2016	$ 7,000	$ 7,526
Ford Motor Credit Co. 1.70% 2016	7,500	7,488
Regions Financial Corp. 2.00% 2018	7,500	7,360
Bank of New York Mellon Corp., Series G, 2.50% 2016	7,000	7,291
American International Group, Inc. 3.80% 2017	6,400	6,850
Korea Development Bank 8.00% 2014	5,350	5,580
Société Générale 3.10% 2015[3]	5,000	5,188
PRICOA Global Funding I 5.30% 2013[3]	5,000	5,075
ERP Operating LP 5.25% 2014	4,000	4,230
PNC Financial Services Group, Inc. 2.854% 2022	3,565	3,464
AvalonBay Communities, Inc. 2.85% 2023	3,370	3,234
Mack-Cali Realty Corp. 2.50% 2017	2,910	2,878
Hospitality Properties Trust 7.875% 2014	600	628
Hospitality Properties Trust 5.125% 2015	1,130	1,177
		783,370
Consumer staples 3.64%

Anheuser-Busch InBev NV 0.637% 2014[2]	11,625	11,666
Anheuser-Busch InBev NV 3.625% 2015	7,000	7,379
Anheuser-Busch InBev NV 4.125% 2015	7,500	7,912
Anheuser-Busch InBev NV 1.375% 2017	12,000	11,996
Anheuser-Busch InBev NV 7.75% 2019	5,480	7,116
Coca-Cola Co. 3.625% 2014	10,000	10,253
Coca-Cola Co. 1.50% 2015	10,000	10,238
Coca-Cola Co. 1.80% 2016	6,500	6,701
Coca-Cola Co. 3.15% 2020	6,285	6,686
Wal-Mart Stores, Inc. 2.25% 2015	5,000	5,182
Wal-Mart Stores, Inc. 2.875% 2015	7,000	7,313
Wal-Mart Stores, Inc. 2.80% 2016	7,000	7,403
Wal-Mart Stores, Inc. 1.125% 2018	10,000	9,903
Wal-Mart Stores, Inc. 5.80% 2018	740	885
SABMiller Holdings Inc. 2.45% 2017[3]	25,290	26,138
SABMiller Holdings Inc. 3.75% 2022[3]	3,000	3,163
PepsiCo, Inc. 0.875% 2013	5,000	5,011
PepsiCo, Inc. 3.10% 2015	6,000	6,248
PepsiCo, Inc. 2.50% 2016	16,000	16,770
ConAgra Foods, Inc. 1.30% 2016	8,590	8,652
ConAgra Foods, Inc. 1.90% 2018	7,835	7,890
Procter & Gamble Co. 3.50% 2015	7,500	7,870
Procter & Gamble Co. 1.45% 2016	8,410	8,589
Philip Morris International Inc. 2.90% 2021	8,850	8,932
Philip Morris International Inc. 2.625% 2023	7,500	7,229
Altria Group, Inc. 8.50% 2013	4,000	4,137
Altria Group, Inc. 4.75% 2021	4,000	4,443
Altria Group, Inc. 2.85% 2022	5,000	4,778
Altria Group, Inc. 2.95% 2023	2,000	1,909
British American Tobacco International Finance PLC 2.125% 2017[3]	7,000	7,152
British American Tobacco International Finance PLC 9.50% 2018[3]	5,910	8,115
Pernod Ricard SA 2.95% 2017[3]	14,500	15,110
Kraft Foods Inc. 2.25% 2017	7,725	7,921
Kraft Foods Inc. 3.50% 2022	6,175	6,370
Reynolds American Inc. 3.25% 2022	12,120	11,816
Walgreen Co. 4.875% 2013	10,500	10,569
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Consumer staples (continued)	(000)	(000)

Kroger Co. 7.50% 2014	$ 6,030	$ 6,281
Kroger Co. 6.40% 2017	2,500	2,942
Brown-Forman Corp. 1.00% 2018	9,000	8,835
Heineken NV 1.40% 2017[3]	8,190	8,100
Tesco PLC 5.50% 2017[3]	6,840	7,862
Unilever Capital Corp. 3.65% 2014	7,500	7,671
General Mills, Inc. 0.624% 2014[2]	7,500	7,521
Kimberly-Clark Corp. 7.50% 2018	4,500	5,863
Wesfarmers Ltd. 1.874% 2018[3]	3,750	3,751
		358,271
Health care 3.58%

Schering-Plough Corp. 6.00% 2017	7,945	9,463
Merck & Co., Inc. 0.634% 2018[2]	15,000	15,062
Merck & Co., Inc. 1.10% 2018	15,460	15,312
Merck & Co., Inc. 2.80% 2023	5,000	4,916
GlaxoSmithKline Capital Inc. 1.50% 2017	24,539	24,808
GlaxoSmithKline Capital Inc. 5.65% 2018	10,000	11,911
GlaxoSmithKline Capital Inc. 2.85% 2022	2,591	2,594
Novartis Capital Corp. 4.125% 2014	17,500	17,936
Novartis Capital Corp. 2.90% 2015	10,000	10,446
Novartis Securities Investment Ltd. 5.125% 2019	6,500	7,642
Novartis Capital Corp. 2.40% 2022	2,500	2,423
Amgen Inc. 1.875% 2014	5,000	5,090
Amgen Inc. 2.50% 2016	15,850	16,525
Amgen Inc. 2.125% 2017	7,000	7,155
Amgen Inc. 3.625% 2022	3,335	3,489
Medco Health Solutions, Inc. 2.75% 2015	4,415	4,585
Express Scripts Inc. 2.65% 2017	12,560	13,044
Express Scripts Inc. 3.90% 2022	7,000	7,420
AbbVie Inc. 1.75% 2017[3]	7,500	7,490
AbbVie Inc. 2.90% 2022[3]	16,775	16,374
UnitedHealth Group Inc. 1.875% 2016	3,650	3,745
UnitedHealth Group Inc. 1.40% 2017	3,020	3,022
UnitedHealth Group Inc. 6.00% 2017	4,750	5,584
UnitedHealth Group Inc. 2.875% 2023	7,500	7,330
Sanofi 0.594% 2014[2]	10,000	10,026
Sanofi 1.25% 2018	8,000	7,898
Aetna Inc. 1.50% 2017	10,325	10,266
Aetna Inc. 2.75% 2022	6,000	5,764
Gilead Sciences, Inc. 2.40% 2014	2,865	2,936
Gilead Sciences, Inc. 3.05% 2016	8,285	8,830
Gilead Sciences, Inc. 4.40% 2021	2,195	2,437
Roche Holdings, Inc. 6.00% 2019[3]	10,000	12,228
Pfizer Inc. 0.596% 2018[2]	5,000	5,011
Pfizer Inc. 6.20% 2019	5,000	6,179
McKesson Corp. 0.95% 2015	3,035	3,045
McKesson Corp. 1.40% 2018	7,500	7,423
Cardinal Health, Inc. 1.90% 2017	3,700	3,731
Cardinal Health, Inc. 3.20% 2023	5,995	5,863
WellPoint, Inc. 6.00% 2014	4,400	4,559
WellPoint, Inc. 5.25% 2016	3,000	3,315
Humana Inc. 3.15% 2022	7,500	7,304
Teva Pharmaceutical Financial IV LLC, 2.25% 2020	5,960	5,891
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Health care (continued)	(000)	(000)

Boston Scientific Corp. 6.00% 2020	$ 5,000	$ 5,839
Johnson & Johnson 0.365% 2014[2]	5,000	5,008
DENTSPLY International Inc. 2.75% 2016	3,930	4,063
Catholic Health Initiatives, Series 2012, 1.60% 2017	1,000	997
		351,979
Energy 2.91%

Shell International Finance BV 4.00% 2014	25,000	25,725
Shell International Finance BV 3.10% 2015	7,500	7,902
Shell International Finance BV 1.125% 2017	15,000	14,952
Total Capital Canada Ltd. 1.625% 2014	5,000	5,037
Total Capital SA 3.00% 2015	7,000	7,347
Total Capital SA 2.30% 2016	8,000	8,315
Total Capital Canada Ltd. 1.45% 2018	20,130	20,048
Total Capital International 2.875% 2022	4,580	4,601
StatoilHydro ASA 2.90% 2014	3,110	3,214
StatoilHydro ASA 3.875% 2014	4,750	4,888
Statoil ASA 3.125% 2017	22,000	23,586
Statoil ASA 3.15% 2022	4,000	4,136
Kinder Morgan Energy Partners, LP 5.00% 2013	5,000	5,117
Kinder Morgan Energy Partners, LP 5.125% 2014	5,000	5,311
Kinder Morgan Energy Partners, LP 3.50% 2016	7,000	7,457
Kinder Morgan Energy Partners, LP 3.95% 2022	4,000	4,148
BG Energy Capital PLC 2.50% 2015[3]	7,000	7,272
BG Energy Capital PLC 2.875% 2016[3]	13,270	14,025
Transocean Inc. 5.05% 2016	8,000	8,872
Transocean Inc. 2.50% 2017	6,550	6,622
TransCanada PipeLines Ltd. 0.875% 2015	7,000	7,032
TransCanada PipeLines Ltd. 6.50% 2018	5,000	6,154
Enterprise Products Operating LLC 1.25% 2015	5,000	5,033
Enterprise Products Operating LLC 3.35% 2023	7,500	7,447
Devon Energy Corp. 1.875% 2017	4,075	4,092
Devon Energy Corp. 3.25% 2022	7,500	7,514
Husky Energy Inc. 5.90% 2014	6,000	6,307
Husky Energy Inc. 7.25% 2019	3,000	3,817
Enbridge Energy Partners, LP, Series B, 6.50% 2018	4,600	5,439
Enbridge Energy Partners, LP 4.20% 2021	4,000	4,224
Phillips 66 4.30% 2022	7,685	8,314
Marathon Oil Corp. 0.90% 2015	7,500	7,498
ConocoPhillips 1.05% 2017	7,500	7,391
Canadian Natural Resources Ltd. 1.45% 2014	5,000	5,045
BP Capital Markets PLC 3.625% 2014[3]	2,000	2,059
BP Capital Markets PLC 3.875% 2015	2,500	2,638
Enbridge Inc. 5.60% 2017	2,500	2,845
Apache Corp. 2.625% 2023	2,870	2,756
Cenovus Energy Inc. 4.50% 2014	2,009	2,102
		286,282
Industrials 2.49%

General Electric Co. 0.85% 2015	9,000	9,027
General Electric Capital Corp. 1.00% 2015	11,300	11,356
General Electric Capital Corp., Series A, 2.25% 2015	9,500	9,817
General Electric Capital Corp. 2.95% 2016	3,255	3,436
General Electric Capital Corp. 1.60% 2017	7,500	7,499
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Industrials (continued)	(000)	(000)

General Electric Capital Corp. 2.30% 2017	$16,135	$ 16,632
General Electric Capital Corp., Series A, 5.625% 2017	3,000	3,475
General Electric Capital Corp., Series A, 6.00% 2019	7,000	8,418
General Electric Co. 2.70% 2022	7,500	7,398
General Electric Capital Corp. 3.10% 2023	5,000	4,872
Union Pacific Corp. 5.125% 2014	6,125	6,318
Union Pacific Corp. 5.70% 2018	5,900	7,029
Union Pacific Corp. 4.00% 2021	7,000	7,683
Union Pacific Corp. 4.163% 2022	2,694	2,961
Union Pacific Corp. 2.75% 2023	5,000	4,908
Canadian National Railway Co. 4.95% 2014	17,850	18,344
Canadian National Railway Co. 5.85% 2017	7,000	8,287
United Technologies Corp. 1.80% 2017	12,655	12,928
United Technologies Corp. 3.10% 2022	8,100	8,308
Burlington Northern Santa Fe LLC 7.00% 2014	13,480	14,040
Burlington Northern Santa Fe LLC 3.00% 2023	4,120	4,080
The Boeing Company 0.95% 2018	10,900	10,629
Honeywell International Inc. 3.875% 2014	10,100	10,351
Northrop Grumman Corp. 3.70% 2014	9,500	9,853
Norfolk Southern Corp. 5.75% 2016	7,190	8,071
European Aeronautic Defence and Space Company 2.70% 2023[3]	7,500	7,287
John Deere Capital Corp., Series D, 4.90% 2013	5,000	5,062
BAE Systems Holdings Inc. 4.95% 2014[3]	4,500	4,676
Volvo Treasury AB 5.95% 2015[3]	4,300	4,646
Atlas Copco AB 5.60% 2017[3]	4,000	4,527
Danaher Corp. 2.30% 2016	3,140	3,270
		245,188
Utilities 2.38%

Iberdrola Finance Ireland 3.80% 2014[3]	15,000	15,471
Scottish Power PLC 5.375% 2015	4,000	4,259
Iberdrola Finance Ireland 5.00% 2019[3]	5,000	5,430
Niagara Mohawk Power 3.553% 2014[3]	11,170	11,590
National Grid PLC 6.30% 2016	10,990	12,649
National Rural Utilities Cooperative Finance Corp. 1.125% 2013	6,000	6,020
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	8,000	8,030
National Rural Utilities Cooperative Finance Corp. 1.00% 2015	3,650	3,679
National Rural Utilities Cooperative Finance Corp. 3.875% 2015	500	536
Pacific Gas and Electric Co. 6.25% 2013	12,250	12,590
PG&E Corp. 5.75% 2014	5,000	5,206
Progress Energy, Inc. 6.05% 2014	16,500	17,187
Enel Finance International SA 3.875% 2014[3]	15,550	16,048
E.ON International Finance BV 5.80% 2018[3]	13,000	15,394
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series Q, 5.45% 2013	2,850	2,884
Nevada Power Co., General and Refunding Mortgage Notes, Series S, 6.50% 2018	10,000	12,328
Public Service Co. of Colorado 5.80% 2018	2,250	2,717
Northern States Power Co., First Mortgage Bonds, 2.60% 2023	12,000	11,777
Consumers Energy Co., First Mortgage Bonds, 5.15% 2017	500	568
Consumers Energy Co., First Mortgage Bonds, 6.125% 2019	3,100	3,815
Consumers Energy Co. 2.85% 2022	7,500	7,597
Teco Finance, Inc. 4.00% 2016	6,000	6,436
Tampa Electric Co. 2.60% 2022	5,000	4,912
Centerpoint Energy, Inc., Series B, 6.85% 2015	10,000	11,130
Electricité de France SA 5.50% 2014[3]	10,000	10,319
Bonds, notes & other debt instruments
	Principal amount	Value
Corporate bonds & notes — Utilities (continued)	(000)	(000)

American Electric Power Co. 1.65% 2017	$10,000	$ 9,955
PSEG Power LLC 2.75% 2016	5,310	5,509
Entergy Louisiana, LLC 1.875% 2014	5,000	5,095
MidAmerican Energy Holdings Co. 5.75% 2018	3,600	4,277
		233,408
Consumer discretionary 2.10%

Comcast Corp. 5.30% 2014	2,000	2,059
Comcast Corp. 5.85% 2015	3,000	3,368
Comcast Corp. 5.90% 2016	10,000	11,355
Comcast Corp. 6.30% 2017	9,000	10,854
Comcast Corp. 5.875% 2018	7,650	9,141
DaimlerChrysler North America Holding Corp. 1.95% 2014[3]	7,500	7,563
DaimlerChrysler North America Holding Corp. 1.30% 2015[3]	7,500	7,550
DaimlerChrysler North America Holding Corp. 1.875% 2018[3]	8,900	8,877
Walt Disney Co. 0.875% 2014	7,000	7,055
Walt Disney Co. 1.10% 2017	14,185	14,072
Volkswagen International Finance NV 1.625% 2013[3]	5,000	5,011
Volkswagen International Finance NV 0.894% 2014[2,3]	15,000	15,038
Time Warner Cable Inc. 6.20% 2013	12,000	12,047
Time Warner Cable Inc. 7.50% 2014	5,430	5,735
Time Warner Cable Inc. 8.25% 2014	1,000	1,051
Time Warner Inc. 4.75% 2021	8,750	9,799
Time Warner Cable Inc. 4.00% 2022	5,000	5,304
NBCUniversal Media, LLC 2.10% 2014	7,500	7,598
NBCUniversal Media, LLC 2.875% 2016	7,000	7,376
Dollar General Corp. 1.875% 2018	12,000	11,962
News America Inc. 6.90% 2019	8,500	10,558
Home Depot, Inc. 4.40% 2021	7,500	8,520
Omnicom Group Inc. 3.625% 2022	5,355	5,399
Target Corp. 6.00% 2018	4,055	4,860
CBS Corp. 1.95% 2017	4,800	4,839
Nordstrom, Inc. 6.75% 2014	4,180	4,433
Thomson Reuters Corp. 5.95% 2013	4,130	4,155
Staples, Inc. 9.75% 2014	1,000	1,054
		206,633
Telecommunication services 1.56%

Verizon Communications Inc. 7.375% 2013	15,000	15,446
Verizon Communications Inc. 5.55% 2014	11,170	11,517
Verizon Communications Inc. 3.00% 2016	13,000	13,694
Verizon Communications Inc. 2.45% 2022	7,500	7,043
AT&T Inc. 0.90% 2016	5,000	4,994
AT&T Inc. 2.40% 2016	16,530	17,190
AT&T Inc. 2.95% 2016	8,000	8,439
Vodafone Group PLC 5.00% 2015	5,000	5,471
Vodafone Group PLC 5.375% 2015	12,000	12,902
Deutsche Telekom International Finance BV 4.875% 2014	5,000	5,225
Deutsche Telekom International Finance BV 3.125% 2016[3]	5,500	5,805
Deutsche Telekom International Finance BV 2.25% 2017[3]	5,600	5,723
France Télécom 4.375% 2014	5,000	5,184
France Télécom 2.125% 2015	10,000	10,226
Telecom Italia Capital SA 4.95% 2014	7,225	7,535
Telecom Italia Capital SA 6.175% 2014	6,000	6,273
Telefónica Emisiones, SAU 3.729% 2015	5,000	5,206
Telefónica Emisiones, SAU 3.992% 2016	5,000	5,239
		153,112
Bonds, notes & other debt instruments
Corporate bonds & notes (continued)	Principal amount	Value
Information technology 1.55%	(000)	(000)

Apple Inc. 1.00% 2018	$ 61,000	$ 59,980
International Business Machines Corp. 1.95% 2016	9,650	9,973
International Business Machines Corp. 2.00% 2016	7,000	7,228
International Business Machines Corp. 5.70% 2017	5,000	5,893
International Business Machines Corp. 1.25% 2018	10,000	9,944
International Business Machines Corp. 1.875% 2019	10,000	10,103
International Business Machines Corp. 1.625% 2020	7,500	7,265
Oracle Corp. 1.20% 2017	13,855	13,760
Cisco Systems, Inc. 0.531% 2014[2]	7,300	7,317
Cisco Systems, Inc. 2.90% 2014	5,500	5,697
Google Inc. 1.25% 2014	5,000	5,043
Microsoft Corp. 2.375% 2023	5,000	4,827
National Semiconductor Corp. 6.60% 2017	2,500	2,994
Xerox Corp. 2.95% 2017	2,500	2,568
		152,592
Materials 0.95%

Rio Tinto Finance (USA) Ltd. 2.25% 2016	7,000	7,213
Rio Tinto Finance (USA) Ltd. 2.50% 2016	10,000	10,399
Rio Tinto Finance (USA) Ltd. 1.625% 2017	7,000	6,981
Glencore Xstrata LLC 1.574% 2019[2,3]	5,000	5,007
Glencore Xstrata LLC 2.50% 2019[3]	9,000	8,850
Xstrata Canada Financial Corp. 4.95% 2021[3]	8,500	8,958
E.I. du Pont de Nemours and Co. 2.80% 2023	7,500	7,433
Praxair, Inc. 1.05% 2017	7,500	7,415
Newcrest Finance Pty Ltd. 4.45% 2021[3]	6,700	6,669
BHP Billiton Finance (USA) Ltd. 5.50% 2014	5,865	6,114
Ecolab Inc. 3.00% 2016	5,455	5,794
Dow Chemical Co. 3.00% 2022	5,000	4,865
Teck Resources Ltd. 4.75% 2022	3,735	3,947
Anglo American Capital PLC 2.15% 2013[3]	2,415	2,425
Cliffs Natural Resources Inc. 4.875% 2021	1,435	1,381
		93,451
Total corporate bonds & notes		2,864,286
Mortgage-backed obligations 21.60%
Federal agency mortgage-backed obligations[4] 19.66%

Fannie Mae 7.00% 2015	167	176
Fannie Mae 7.00% 2016	138	146
Fannie Mae 11.50% 2019	9	9
Fannie Mae 2.50% 2023	156,617	162,314
Fannie Mae 2.50% 2023	61,008	63,227
Fannie Mae 2.50% 2023	35,660	36,957
Fannie Mae 2.50% 2023	17,000	17,531
Fannie Mae 2.50% 2023	14,775	15,312
Fannie Mae 3.00% 2023	26,822	28,132
Fannie Mae 3.00% 2023	23,614	24,798
Fannie Mae 3.00% 2023	11,802	12,394
Fannie Mae 3.00% 2023	7,169	7,561
Fannie Mae 3.00% 2023	5,127	5,377
Fannie Mae 3.00% 2023	3,228	3,401
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Federal agency mortgage-backed obligations[4] (continued)	(000)	(000)

Fannie Mae 3.00% 2023	$ 1,150	$ 1,213
Fannie Mae 5.00% 2023	2,418	2,586
Fannie Mae 6.00% 2024	1,069	1,182
Fannie Mae 3.50% 2025	12,563	13,229
Fannie Mae 3.50% 2025	9,559	10,066
Fannie Mae 3.50% 2025	6,763	7,121
Fannie Mae 3.50% 2025	4,639	4,885
Fannie Mae 3.50% 2026	24,990	26,314
Fannie Mae 3.50% 2026	24,193	25,476
Fannie Mae 3.50% 2026	18,726	19,719
Fannie Mae 3.50% 2026	8,831	9,299
Fannie Mae 3.50% 2026	5,498	5,787
Fannie Mae 3.50% 2026	2,606	2,744
Fannie Mae 3.50% 2026	1,276	1,343
Fannie Mae 3.50% 2026	1,213	1,278
Fannie Mae 3.50% 2026	324	341
Fannie Mae 3.50% 2026	283	302
Fannie Mae 3.50% 2026	240	253
Fannie Mae 3.50% 2026	45	47
Fannie Mae 6.00% 2026	779	862
Fannie Mae 9.014% 2026[2]	231	259
Fannie Mae 2.50% 2027	10,299	10,536
Fannie Mae 2.50% 2027	7,353	7,520
Fannie Mae 2.50% 2027	7,327	7,493
Fannie Mae 2.50% 2027	7,325	7,493
Fannie Mae 2.50% 2027	7,320	7,488
Fannie Mae 2.50% 2027	1,875	1,917
Fannie Mae 2.50% 2027	1,734	1,772
Fannie Mae 3.00% 2027	84,877	88,483
Fannie Mae 3.00% 2027	54,650	57,228
Fannie Mae 3.00% 2027	38,285	39,911
Fannie Mae 3.00% 2027	23,177	24,147
Fannie Mae 3.00% 2027	11,511	12,082
Fannie Mae 2.00% 2028	36,500	36,390
Fannie Mae 2.50% 2028	185,000	188,902
Fannie Mae 3.00% 2028	157,750	164,208
Fannie Mae 3.50% 2028	186,560	196,333
Fannie Mae 5.50% 2028	472	513
Fannie Mae 6.00% 2028	2,004	2,222
Fannie Mae 6.00% 2028	682	756
Fannie Mae 6.00% 2028	667	739
Fannie Mae 6.50% 2034	2,203	2,515
Fannie Mae 2.67% 2037[2]	1,283	1,377
Fannie Mae 2.741% 2037[2]	5,976	6,403
Fannie Mae 2.878% 2037[2]	3,504	3,755
Fannie Mae 6.00% 2037	5,971	6,537
Fannie Mae 7.00% 2037	519	582
Fannie Mae 7.50% 2037	131	150
Fannie Mae 2.594% 2038[2]	1,496	1,609
Fannie Mae 5.31% 2038[2]	483	514
Fannie Mae 5.50% 2038	8,031	8,703
Fannie Mae 6.00% 2038	23,388	25,494
Fannie Mae 6.00% 2038	20,696	22,520
Fannie Mae 6.00% 2038	11,951	13,000
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Federal agency mortgage-backed obligations[4] (continued)	(000)	(000)

Fannie Mae 3.707% 2039[2]	$ 504	$ 536
Fannie Mae 3.857% 2039[2]	772	823
Fannie Mae 3.934% 2039[2]	265	281
Fannie Mae 3.952% 2039[2]	3,634	3,953
Fannie Mae 6.50% 2039	1,462	1,709
Fannie Mae 3.235% 2040[2]	10,449	11,055
Fannie Mae 4.189% 2040[2]	4,798	5,121
Fannie Mae 4.403% 2040[2]	12,893	13,779
Fannie Mae 5.50% 2040	4,139	4,544
Fannie Mae 5.50% 2040	1,316	1,427
Fannie Mae 3.161% 2041[2]	6,399	6,719
Fannie Mae 3.463% 2041[2]	5,532	5,833
Fannie Mae 3.534% 2041[2]	2,314	2,436
Fannie Mae 3.569% 2041[2]	10,326	10,874
Fannie Mae 4.50% 2041	289	310
Fannie Mae 5.00% 2041	26,402	29,309
Fannie Mae 5.00% 2041	9,100	10,179
Fannie Mae 5.00% 2041	8,750	9,713
Fannie Mae 5.00% 2041	8,482	9,386
Fannie Mae 5.00% 2041	645	706
Fannie Mae 2.062% 2042[2]	10,809	11,151
Fannie Mae 2.203% 2042[2]	13,656	14,111
Fannie Mae 2.596% 2042[2]	23,293	23,989
Fannie Mae 2.64% 2042[2]	4,595	4,790
Fannie Mae 2.952% 2042[2]	3,452	3,601
Fannie Mae 4.00% 2042	27,068	29,116
Fannie Mae 5.00% 2043	14,050	15,152
Fannie Mae 7.00% 2047	72	81
Fannie Mae 3.765% 2050[2]	2,287	2,437
Fannie Mae, Series 2012-M13, multifamily 1.246% 2017	44,000	44,251
Fannie Mae, Series 2012-M8, multifamily 1.52% 2019	8,335	8,430
Fannie Mae, Series 2001-4, Class GA, 9.571% 2025[2]	213	246
Fannie Mae, Series 2001-4, Class NA, 10.972% 2025[2]	210	233
Fannie Mae, Series 2002-W7, Class A-5, 7.50% 2029	523	602
Fannie Mae, Series 2001-20, Class D, 11.012% 2031[2]	36	39
Fannie Mae, Series 2005-29, Class AK, 4.50% 2035	2,491	2,535
Fannie Mae, Series 2006-96, Class MO, principal only, 0% 2036	2,260	2,076
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	8,557	9,470
Fannie Mae, Series 2006-49, Class PA, 6.00% 2036	2,732	3,059
Fannie Mae, Series 2006-123, Class BO, principal only, 0% 2037	5,792	5,343
Fannie Mae, Series 2007-114, Class A7, 0.393% 2037[2]	12,500	12,136
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	4,209	4,613
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	164	193
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	129	147
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	651	772
Freddie Mac 5.00% 2023	2,663	2,825
Freddie Mac 5.00% 2023	943	1,000
Freddie Mac 5.00% 2024	591	635
Freddie Mac 4.00% 2026	8,653	9,143
Freddie Mac 6.00% 2026	212	234
Freddie Mac 6.00% 2026	81	90
Freddie Mac 6.50% 2027	1,610	1,792
Freddie Mac 2.863% 2037[2]	1,370	1,474
Freddie Mac 6.00% 2037	1,618	1,774
Bonds, notes & other debt instruments
	Principal amount	Value
Mortgage-backed obligations — Federal agency mortgage-backed obligations[4] (continued)	(000)	(000)

Freddie Mac 6.00% 2037	$ 488	$ 535
Freddie Mac 2.521% 2038[2]	4,689	5,008
Freddie Mac 2.808% 2038[2]	1,474	1,577
Freddie Mac 5.00% 2038	1	1
Freddie Mac 5.50% 2038	1,471	1,583
Freddie Mac 3.662% 2039[2]	1,860	1,982
Freddie Mac 4.50% 2039	664	704
Freddie Mac 3.443% 2041[2]	2,781	2,944
Freddie Mac 5.00% 2041	24,692	27,336
Freddie Mac 5.00% 2041	1,020	1,129
Freddie Mac, Series K020, Class A2, multifamily 2.373% 2022	7,500	7,388
Freddie Mac, Series K021, Class A2, multifamily 2.396% 2022	9,195	9,046
Freddie Mac, Series 1567, Class A, 0.65% 2023[2]	31	31
Freddie Mac, Series 2626, Class NG, 3.50% 2023	152	158
Freddie Mac, Series T-041, Class 3-A, 6.621% 2032[2]	381	461
Freddie Mac, Series 3061, Class PN, 5.50% 2035	4,764	5,251
Freddie Mac, Series 3171, Class MO, principal only, 0% 2036	5,013	4,618
Freddie Mac, Series 3213, Class OG, principal only, 0% 2036	2,499	2,302
Freddie Mac, Series 3156, Class NG, 6.00% 2036	3,046	3,414
Freddie Mac, Series 3292, Class BO, principal only, 0% 2037	825	752
Freddie Mac, Series 3271, Class OA, 6.00% 2037	3,867	4,340
Government National Mortgage Assn. 4.50% 2040	37,967	41,274
Government National Mortgage Assn. 2.50% 2042[2]	3,515	3,691
		1,932,691
Commercial mortgage-backed securities[4] 1.78%

Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[2]	12,000	12,002
Greenwich Capital Commercial Funding Corp., Series 2006-GG7, Class A-4, 5.86% 2038[2]	25,165	28,264
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A-4, 5.444% 2039	2,950	3,334
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	222	225
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A-5, 5.342% 2043	15,000	16,950
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.29% 2044[2]	8,981	9,801
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-3B, 5.287% 2037[2]	915	943
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-3, 4.545% 2042	205	210
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP3, Class A-4B, 4.996% 2042[2]	1,000	1,078
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2011-C3A, Class A-2, 3.673% 2046[3]	9,450	10,137
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB19, Class A-4, 5.714% 2049[2]	10,050	11,498
CS First Boston Mortgage Securities Corp., Series 2004-C2, Class E, 5.66% 2036[2]	2,000	2,265
CS First Boston Mortgage Securities Corp., Series 2003-C3, Class G, 4.617% 2038[3]	2,000	1,998
CS First Boston Mortgage Securities Corp., Series 2006-C4, Class A-3, 5.467% 2039	14,498	16,190
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[2]	3,000	3,336
ML-CFC Commercial Mortgage Trust, Series 2007-8, Class A-3, 5.896% 2049[2]	12,250	14,189
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP8, Class A-4, 5.399% 2045	5,000	5,601
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP7, Class A-M, 5.861% 2045[2]	6,500	7,252
DBUBS Mortgage Trust, Series 2011-LC1A, Class A1, 3.742% 2046[3]	8,789	9,362
Crown Castle Towers LLC, Series 2010-1, Class C, 4.523% 2035[3]	6,000	6,360
GE Commercial Mortgage Corp., Series 2004-C3, Class B, 5.33% 2039[2]	2,000	2,081
GE Commercial Mortgage Corp., Series 2004-C2, Class B, 4.983% 2040	2,100	2,155
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.294% 2045[2]	1,948	1,949
LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A-M, 6.216% 2045[2]	4,500	5,268
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 0.611% 2031[2,3]	13,906	72
Bear Stearns Commercial Mortgage Securities Inc., Series 2005-PWR9, Class A-AB, 4.804% 2042	1,632	1,665
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class A-M, 5.685% 2042[2]	1,000	1,111
Merrill Lynch Mortgage Trust, Series 2005-MKB2, Class A-2, 4.806% 2042	9	9
		175,305
Bonds, notes & other debt instruments
Mortgage-backed obligations (continued)	Principal amount	Value
Other mortgage-backed securities[4] 0.14%	(000)	(000)

Bank of Montreal 2.85% 2015[3]	$ 7,500	$ 7,847
Northern Rock PLC 5.625% 2017[3]	3,150	3,643
Royal Bank of Canada 3.125% 2015[3]	1,000	1,046
Bank of Nova Scotia 1.45% 2013[3]	1,000	1,002
		13,538
Collateralized mortgage-backed obligations (privately originated)[4] 0.02%

CS First Boston Mortgage Securities Corp., Series 2002-34, Class I-A-1, 7.50% 2032	247	266
CS First Boston Mortgage Securities Corp., Series 2002-30, Class I-A-1, 7.50% 2032	242	263
CS First Boston Mortgage Securities Corp., Series 2003-21, Class V-A-1, 6.50% 2033	339	364
CS First Boston Mortgage Securities Corp., Series 2003-29, Class V-A-1, 7.00% 2033	899	986
Paine Webber CMO, Series O, Class 5, 9.50% 2019	54	59
		1,938
Total mortgage-backed obligations		2,123,472
Federal agency bonds & notes 4.97%

Freddie Mac 0.375% 2013	55,000	55,041
Freddie Mac 0.75% 2014	20,000	20,128
Freddie Mac 2.50% 2014	11,000	11,221
Freddie Mac 5.00% 2014	10,000	10,531
Freddie Mac 2.50% 2016	45,000	47,561
Freddie Mac 5.50% 2016	2,920	3,356
Freddie Mac 1.00% 2017	16,400	16,388
Freddie Mac 1.00% 2017	10,000	9,962
Freddie Mac 0.75% 2018	10,000	9,833
Freddie Mac 4.875% 2018	11,135	13,125
Freddie Mac 1.25% 2019	25,000	24,578
Freddie Mac 1.375% 2020	20,000	19,512
Fannie Mae 2.625% 2014	9,000	9,305
Fannie Mae 2.75% 2014	20,000	20,393
Fannie Mae 3.00% 2014	8,250	8,538
Fannie Mae 1.625% 2015	30,000	30,750
Fannie Mae 2.375% 2015	25,000	26,072
Fannie Mae 0.50% 2016	14,630	14,588
Fannie Mae 1.25% 2016	10,000	10,192
Fannie Mae 5.375% 2016	2,080	2,386
Fannie Mae 0.875% 2018	15,000	14,763
Federal Home Loan Bank 2.50% 2014	3,300	3,376
Federal Home Loan Bank 5.50% 2014	5,000	5,313
Federal Home Loan Bank 0.50% 2015	40,000	39,973
Federal Home Loan Bank 5.375% 2016	1,420	1,637
Federal Home Loan Bank, Series 2816, 1.00% 2017	11,965	11,980
Federal Home Loan Bank 1.75% 2018	25,000	25,678
Federal Home Loan Bank 2.75% 2018	13,865	15,006
Federal Farm Credit Banks, Consolidated Systemwide Designated Bonds, 2.625% 2014	5,000	5,104
Federal Agricultural Mortgage Corp. 5.125% 2017[3]	1,070	1,235
CoBank, ACB 0.88% 2022[2,3]	935	847
		488,372
Bonds, notes & other debt instruments
	Principal amount	Value
Bonds & notes of governments & government agencies outside the U.S. 1.55%	(000)	(000)

Polish Government 5.00% 2015	$ 8,000	$ 8,668
Polish Government 6.375% 2019	2,825	3,411
Polish Government 3.00% 2023	10,000	9,641
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 2.70% 2014[3]	1,045	1,080
Australia Government Agency-Guaranteed, Commonwealth Bank of Australia 3.625% 2014[3]	14,000	14,484
United Kingdom Government Agency-Guaranteed, Network Rail Infrastructure Ltd 1.50% 2014[3]	15,000	15,123
France Government Agency-Guaranteed, Société Finance 2.875% 2014[3]	5,440	5,611
France Government Agency-Guaranteed, Société Finance 3.375% 2014[3]	5,900	6,063
Swedish Government 1.00% 2014[3]	10,600	10,667
Europe Government Agency-Guaranteed, Dexia Credit Local 2.75% 2014[3]	10,000	10,185
Finland (Republic of) 1.25% 2015[3]	10,000	10,172
Netherlands Government 1.00% 2017	10,000	10,088
European Investment Bank 3.125% 2014	9,250	9,512
Netherlands Government Agency-Guaranteed, ING Bank NV 3.90% 2014[3]	9,000	9,260
Nordic Investment Bank, Series D, 3.625% 2013	9,000	9,010
Chilean Government 3.875% 2020	5,000	5,425
Asian Development Bank 2.75% 2014	5,100	5,217
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	4,250	4,777
United Mexican States Government Global 5.875% 2014	3,500	3,607
New Zealand Government Agency-Guaranteed, Westpac Securities Co. 3.45% 2014[3]	730	756
		152,757
Municipals 0.86%

State of Florida, Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013-A, 2.107% 2018	17,500	17,440
State of Florida, Hurricane Catastrophe Fund Finance Corp., Revenue Bonds, Series 2013-A, 2.995% 2020	7,500	7,356
State of New York, Urban Development Corp., Service Contract Revenue Refunding Bonds,
Series 2010-B, 5.00% 2014	15,000	15,424
State of New Jersey, Transportation Trust Fund Authority, Transportation System Revenue Refunding Bonds,
Series 2013-B, 1.758% 2018	14,900	14,720
State of Maryland, Howard Hughes Medical Institute, Taxable Bonds, 3.45% 2014	10,000	10,374
State of New Jersey, General Obligation Refunding Bonds,
Series H, Assured Guaranty Municipal insured, 5.25% 2015	8,000	8,809
State of Washington, Energy Northwest, Columbia Generating Station Electric Revenue Bonds,
Series 2012-E, 2.197% 2019	5,500	5,535
State of Texas, Board of Regents of the University of Texas System, Revenue Refunding Financing System Bonds
(Build America Bonds — Direct Payment), Series 2010-D, 2.616% 2015	4,500	4,685
		84,343
Asset-backed obligations[4] 0.71%

Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-1, 1.12% 2017[3]	15,000	14,968
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2013-1A, Class A-2, 1.83% 2019[3]	15,000	14,849
Aesop Funding LLC, Series 2012-3A, Class A, 2.10% 2019[3]	10,000	10,135
Chase Issuance Trust, Series 2006-8, Class A, 0.259% 2016[2]	10,000	10,000
Aesop Funding II LLC, Series 2013-1A, Class A, 1.92% 2019[3]	8,360	8,352
MBNA Credit Card Master Note Trust, Series 2004-1, Class B, 4.45% 2016	4,250	4,377
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A-3, 4.35% 2040	3,772	3,975
CenterPoint Energy Transition Bond Co. III, LLC, Series 2008, Class A-1, 4.192% 2020	1,474	1,562
World Omni Auto Receivables Trust, Series 2010-A, Class A-4, 2.21% 2015	1,273	1,280
Green Tree Financial Corp., Series 1997-6, Class A-7, 7.14% 2029	519	556
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-2, 4.98% 2015	198	199
Origen Manufactured Housing Contract Trust, Series 2004-B, Class A-3, 4.75% 2021	110	110
		70,363
Total bonds, notes & other debt instruments (cost: $8,903,461,000)		9,093,211
Preferred securities 0.03%
		Value
Financials 0.03%	Shares	(000)

CoBank, ACB, Class E, noncumulative[3]	4,000	$ 2,711
Total preferred securities (cost: $3,985,000)		2,711
	Principal amount
Short-term securities 11.81%	(000)

Freddie Mac 0.10%–0.16% due 6/25–12/18/2013	$357,300	357,255
Fannie Mae 0.10%–0.15% due 7/24–10/16/2013	251,400	251,370
Federal Home Loan Bank 0.10%–0.14% due 6/19–10/23/2013	225,200	225,163
Coca-Cola Co. 0.12%–0.14% due 6/20–8/21/2013[3]	93,900	93,892
John Deere Credit Ltd. 0.08%–0.10% due 6/18–6/26/2013[3]	48,600	48,597
ExxonMobil Corp. 0.07% due 6/25–6/27/2013	32,900	32,898
NetJets Inc. 0.05% due 6/5/2013[3]	30,000	30,000
Chevron Corp. 0.07% due 6/4/2013[3]	27,900	27,900
Wells Fargo & Co. 0.17% due 6/10/2013	25,000	24,999
Procter & Gamble Co. 0.10% due 8/7/2013[3]	21,100	21,097
U.S. Treasury Bill 0.122% due 8/15/2013	20,400	20,399
Paccar Financial Corp. 0.07% due 6/24/2013	15,900	15,899
Merck & Co. Inc. 0.10% due 6/17/2013[3]	7,900	7,900
Chariot Funding, LLC 0.18% due 6/26/2013[3]	4,200	4,200
Total short-term securities (cost: $1,161,439,000)		1,161,569
Total investment securities (cost: $10,068,885,000)		10,257,491
Other assets less liabilities		(424,696)
Net assets		$ 9,832,795
[1]	Index-linked bond whose principal amount moves with a government price index.
[2]	Coupon rate may change periodically.
[3]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $892,583,000, which represented 9.08% of the net assets of the fund.
[4]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the table on the following page. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. At May 31, 2013, all of the fund’s investment securities were classified as Level 2.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$ 220,548
Gross unrealized depreciation on investment securities	(35,236)
Net unrealized appreciation on investment securities	185,312
Cost of investment securities for federal income tax purposes	10,072,179

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-023-0713O-S37743

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERMEDIATE BOND FUND OF AMERICA

By /s/ Mark A. Brett
Mark A. Brett, President and Principal Executive Officer

Date: July 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Mark A. Brett
Mark A. Brett, President and Principal Executive Officer

Date: July 29, 2013

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: July 29, 2013